VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 2.4%
BeiGene Ltd. (ADR) *	50,912	$13,793,588

Germany: 4.0%
BioNTech SE (ADR) *	88,085	22,708,313

Ireland: 3.5%
ICON Plc (USD) *	64,582	20,001,045

Switzerland: 1.3%
CRISPR Therapeutics AG (USD) * †	94,052	7,127,261

United States: 88.8%
10X Genomics, Inc. *	62,691	9,338,451
Alnylam Pharmaceuticals, Inc. *	98,614	16,722,962
Amgen, Inc.	288,081	64,809,583
Biogen, Inc. *	109,559	26,285,395
BioMarin Pharmaceutical, Inc. *	142,808	12,617,087
Bio-Techne Corp.	47,683	24,668,323
Charles River Laboratories International, Inc. *	56,526	21,297,866
Exact Sciences Corp. *	182,292	14,187,786
Gilead Sciences, Inc.	580,033	42,116,196
Guardant Health, Inc. *	126,517	12,654,230
Illumina, Inc. *	78,844	29,995,411
Incyte Corp. *	151,201	11,098,154
	Number of Shares	Value
United States (continued)
Intellia Therapeutics, Inc. *	79,884	$9,445,484
IQVIA Holdings, Inc. *	108,414	30,587,926
Moderna, Inc. *	224,410	56,995,652
Natera, Inc. *	114,786	10,719,865
Novavax, Inc. * †	91,746	13,126,100
QIAGEN NV *	268,786	14,939,126
Regeneron Pharmaceuticals, Inc. *	49,626	31,339,812
Seagen, Inc. *	130,856	20,230,338
Vertex Pharmaceuticals, Inc. *	138,294	30,369,362
		503,545,109
Total Common Stocks
(Cost: $522,781,265)		567,175,316

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $1,844,436)
Money Market Fund: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	1,844,436	1,844,436

Total Investments: 100.3% (Cost: $524,625,701)		569,019,752
Liabilities in excess of other assets: (0.3)%		(1,888,637)
NET ASSETS: 100.0%		$567,131,115

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,426,433.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	71.2%	$403,692,937
Health Care Services	2.2	12,654,230
Life Sciences Tools & Services	26.6	150,828,149
	100.0%	$567,175,316
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